Disposal of Subsidiary	12 Months Ended
Oct. 31, 2024
Disposal of Subsidiary [Abstract]
DISPOSAL OF SUBSIDIARY

NOTE 11 – DISPOSAL OF SUBSIDIARY

On August 4, 2023, the Company completed the disposal of its wholly-owned subsidiary, Zhejiang Jiuzi New Energy Network Technology Co., Ltd (“Jiuzi New Energy”), pursuant to a sale agreement for a total consideration of $151,580. The Company recognized a gain of $619,121 on the disposal which was primarily attributed to the fact that Jiuzi New Energy had a net asset deficit at the time of disposal.

The Company holds 100% of the equity interest of Hangzhou ZiTongChe Technology Co., Ltd. (“Hangzhou ZhiTongChe”), a company organized under the laws of the PRC. Hangzhou ZhiTongChe held 51% of the equity interest of Hangzhou Jiuyao Bew Energy Automobile Technology Co., Ltd. (“Hangzhou Jiuyao”), a company incorporated under the laws of the PRC. On January 24, 2024, Hangzhou ZhiTongChe completed the transfer of its ownership interest in Hangzhou Jiuyao to Mr Shuibo Zhang, a related party for a total price of RMB5,998 (approximately $6,000), which sale was approved at the special shareholders meeting of the Company held on November 30, 2023.

On September 29, 2024, the Company entered into a Share Purchase Agreement (the “SPA”) by and among Keda Technology Ltd, a British Virgin Islands company (the “Purchaser”), and Jiuzi (HK) Limited, a Hong Kong company, pursuant to which the Company agreed to sell, and the Purchaser agreed to purchase from the Company, 100% of the Company’s equity interest in Jiuzi (HK) Limited for US$1,000,000 (the “Transaction”).

Jiuzi (HK) Limited owns (i) a 100% direct shareholding in Zhejiang Navalant New Energy Automobile Co., Ltd., a PRC company engaged in the retail and rental of new energy vehicles (“NEVs”), the sale of vehicle components and other related activities, (ii) a 100% direct shareholding in Zhejiang Jiuzi New Energy Holding Group Co., Ltd., a PRC company engaged in the research and development of automotive components, technical services, and the sale of NEVs, accessories, charging infrastructure, and spare parts, (iii) a 100% indirect shareholding in Zhejiang Jiuzi New Energy Vehicles Co., Ltd., a PRC company engaged in the wholesale and retail sale of NEVs and vehicle maintenance products, technology and marketing services, vehicle rental and registration services, (iv) a 100% indirect shareholding in Jiuzi HaoChe Supply Chain Co., Ltd., a PRC company engaged in supply chain management services, automobile sales, (v) a 100% indirect shareholding in Hangzhou Zhitongche Technology Co., Ltd., a PRC company engaged in technical and development services, consulting services, and the sale and rental of NEVs, (vi) a 59% indirect shareholding in Shangli Jiuzi New Energy Vehicles Co., Ltd., a PRC company engaged in the retail sale and rental of NEVs and other related activities and (vii) a 90% indirect shareholding in Guangxi Nanning Zhitongche New Energy Technology Co., Ltd., a PRC company engaged in technical services, technology development and consulting services, the rental and sale of NEVs, business consulting services and other related activities.

The Transaction was closed on 6th Nov, 2024. The industrial and commercial change procedures are currently underway.

On November 30, 2023, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.15 million:

Total Selling Price	$6,000
Net Assets Disposed:

Total Assets	873,712
Total Liabilities	(1,008,742)
NCI	41,357
AOCI	(179)
Net Assets Disposed	(93,852)
Income from disposal of discontinued operations	$99,852

Loss on discontinued operations for the period ended November 30, 2023 was as follows:

Dollars in thousands
Revenue	$47,656
Expenses	(57,765)
Loss on discontinued operations	$(10,109)

On September 29, 2024, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.15 million:

Total Selling Price	$1,000,000
Net Assets Disposed:

Total Assets	5,203,825
Total Liabilities	(4,780,669)
NCI	(72,525)
AOCI	891,798
Net Assets Disposed	1,242,429
Loss from disposal of discontinued operations	$(242,429)

Loss on discontinued operations for the period ended September 29, 2024 was as follows:

Dollars in thousands
Revenue	$2,284,686
Expenses	(5,490,416)
Loss on discontinued operations	$(3,205,730)